UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

                CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANIES

                    INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                                 101 Federal Street
                                  Boston, MA 02110
                     (Address of principal executive offices) (Zip code)

                             The Rice Hall James Portfolios
                                    P.O. Box 219009
                                 Kansas City, MO 64121
                       (Name and address of agent for service)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-474-5669

                       DATE OF FISCAL YEAR END: OCTOBER 31, 2004

                       DATE OF REPORTING PERIOD: APRIL 30, 2004

ITEM 1.    REPORTS TO STOCKHOLDERS.

                        THE ADVISORS' INNER CIRCLE FUND



THE RICE HALL JAMES PORTFOLIOS

SEMI-ANNUAL REPORT                                                APRIL 30, 2004

--------------------------------------------------------------------------------
RICE HALL JAMES SMALL/MID CAP PORTFOLIO

RICE HALL JAMES MICRO CAP PORTFOLIO







                               [RHJ Logo Omitted]











                                  INVESTMENT ADVISER:

                                  RICE HALL JAMES & ASSOCIATES, LLC







--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                   RHJ PORTFOLIOS
                                                                  APRIL 30, 2004

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter ......................................................    1

Statements of Net Assets
     Small/Mid Cap ........................................................    5
     Micro Cap ............................................................    9

Statements of Operations ..................................................   14
Statements of Changes in Net Assets
     Small/Mid Cap ........................................................   15
     Micro Cap ............................................................   16
Financial Highlights
     Small/Mid Cap ........................................................   17
     Micro Cap ............................................................   18

Notes to Financial Statements .............................................   19
--------------------------------------------------------------------------------




A description of the policies and procedures that The Advisors' Inner Circle Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 866-474-5669; and (ii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) by calling 866-474-5669; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                                   RHJ PORTFOLIOS


--------------------------------------------------------------------------------
April 30, 2004

Dear Shareholders:

The performance of the Rice Hall James ("RHJ") Small/Mid Cap Portfolio as of April 30, 2004 is presented below. Three indices are provided for comparative purposes, the Russell MidCap Index, the Russell 2000 Index and a custom index created by averaging the returns of the Russell 2000 and the Russell MidCap indices. This 50/50 Blended Russell Index is the appropriate benchmark for the RHJ Small/Mid Cap Portfolio.

                                    FISCAL         CALENDAR
                                  2ND QUARTER        Y-T-D            6 MONTHS
                                  -----------      ----------         --------
RHJ SMALL/MID CAP PORTFOLIO         -1.46%           1.36%             6.36%
Russell 2000 Index                  -3.36%           0.84%             6.54%
Russell MidCap Index                -1.58%           1.28%             7.25%
50/50 Blended Russell Index         -2.46%           1.07%             6.90%

The -1.46% return posted by the RHJ Small/Mid Cap Portfolio in its second fiscal quarter beat the return of the 50/50 Blended Russell benchmark by 100 basis points. During the second fiscal quarter, our three most heavily weighted sectors had mixed results. The Portfolio's overweight Industrial Sector (19% of the Portfolio) exceeded the market sector's return by approximately 4%. In contrast, Consumer Discretionary, our largest sector (27% of total market value), recorded a flat result for the quarter, higher than the overall market return, but shy of the more than 2% return posted by the comparable market sector. Unlike the previous 12 months, Technology was the worst performing sector in the market last quarter, down 15%. Our Technology holdings, one fifth of the Portfolio and just over a market weight, were down only 9% during the quarter, oddly enough a strong return versus the market sector's dramatic fall. Fear of rising interest rates wreaked havoc on the market's Financial sector resulting in a return of -4%. Fortunately, our Financial issues represented less than 6% of the Portfolio versus the market's 20%+ weight and were up nearly 2%.

The performance of the RHJ Micro Cap Portfolio as of April 30, 2004 is presented below:

                                    FISCAL          CALENDAR
                                  2ND QUARTER         Y-T-D           6 MONTHS
                                  ------------     ----------         --------
RHJ MICRO CAP PORTFOLIO              0.39%           3.74%            11.64%
Russell 2000 Index                  -3.36%           0.84%             6.54%

THE ADVISORS' INNER CIRCLE FUND                                   RHJ PORTFOLIOS


--------------------------------------------------------------------------------
In startling contrast to the RHJ Small/Mid Cap Portfolio, the RHJ Micro Cap Portfolio's investment exclusively in issues under $500 million in market capitalization led to performance results further above the benchmark index. Strong performance relative to the Russell 2000 Index continued through the second fiscal quarter of 2004.

While the RHJ Micro Cap Portfolio follows the same GARP (growth at a reasonable price) discipline as the RHJ Small/Mid Cap Portfolio and does not buy "the most expensive names," it was greatly benefited by its selection of very small companies. This combined with strong stock selection resulted in most sectors in the RHJ Micro Cap Portfolio outperforming its benchmark market sector. Notable exceptions were in the Consumer Staples, Energy and Financials, which combined accounted for less than 15% of Portfolio assets in both the most recent quarter and year.

For some time now it has been our contention that the outperformance we've seen since October 2002 from high Price Earnings ("PE"), high beta stocks and low quality, low Return On Equity ("ROE") stocks is unsustainable. Just as non-earnings and high PE stocks dominated in 1999 and early 2000, so a "barbell" of high PE and low PE/ROE stocks has ruled the roost since this rally began six quarters ago. Our strategy is always based upon the premise that valuation matters eventually and that better valued securities either catch up, or hold up better, as more richly priced issues retreat. We`re not exactly ready to announce a repeat of the year 2000, but for the first time in nearly a year and a half the highest quintile PE issues have trailed the pack year-to-date in 2004.

In 2003, as is very often the case, equity analysts heavily back end loaded their earnings per share gains onto the second half of the year. The vast majority of the time this is proven wrong, producing a near annual spectacle of analyst earnings revisions in the fall, not infrequently accompanied by a stock market rout. In 2003, the back end loading proved correct. Earnings accelerated throughout the year and the markets roared through the second half without suffering so much as a 5% correction.

At the risk of getting it right two years in a row, Wall Street analysts are now taking a more sober assessment of earnings prospects in 2004. First half growth predictions average in the high teens and given the recent economic news look very achievable. However, most analysts show earnings growth slowing to a low double digit rate on average for the second half of the year and into 2005. We think the trend of analysts restraining themselves from extrapolating an exceptional period of earnings growth into an infinite future is very healthy for the markets. Current equity valuations suggest that investors are already optimistic enough. No additional euphoria is necessary.

The most significant news year-to-date came to light in early April. For the first time since the recovery began, job growth showed real evidence of improvement with a long awaited and better than expected surge in the March payroll survey. The bond

THE ADVISORS' INNER CIRCLE FUND                                   RHJ PORTFOLIOS


--------------------------------------------------------------------------------
market, complacent after months of disappointing job gains, took the news hard and recorded its second worst daily loss in eight years, adding 50 basis points to the 10 year yield in a very short time. This was followed by a lower than expected new unemployment claims report number, strong retail sales and reports of continued productivity gains. April job growth numbers were reported in May and again surprised all on the upside, further bolstering the consensus belief in continued strong GDP (Gross Domestic Product) growth accompanied by an acceptable increase in interest rates. So what could make the consensus wrong?

Despite the fact that we are not market timers, we think it important to spell out a few of the possibilities that might come along to upset the rosy apple cart. These are not predictions but rather, we think, a sober assessment of possibilities that the average investor has either not fully discounted or can not easily quantify.

The first two are not exactly news flashes; the possibility of a terror strike, especially on U.S. soil, must be in the back of everyone's mind but is impossible to factor into a valuation model. The success of Islamic terrorists in toppling a once popular Spanish government with a horrific set of bombings must surely make the likes of Al Qaeda wish to attempt to do the same thing to President Bush. We think it unlikely that the average terrorist has considered that a successful strike might just as easily cause Americans to re-elect Mr. Bush as to dump him, but rational analysis is not exactly a prerequisite for the average suicide bomber.

The second obvious concern is not so much that interest rates will rise, consensus being that rates will probably go up modestly by August, but that they will rise faster and farther than most investors expect. This could happen for any number of reasons, employment strength and recent evidence of significant inflation not the least of them, but the most troubling to us involves China.

Plans for the Chinese currency are a concern that we think may not be on everyone's radar screen. As everyone does know, the Chinese Yuan is pegged to the U.S. dollar, and the U.S. is running a huge trade deficit with the Chinese, among others. Normally a nation that runs a $100 Billion dollar trade deficit with another nation, as we do with China, has little control over its currency direction. But we are not your average debtor nation, we are China's most important customer and China has a unique motive for keeping U.S. citizens roaming the aisles at Wal-Mart searching out the latest "made in China" bargain.

The fact is, 20 million Chinese per year are moving from the farms to the cities to find work and the bottom line for Beijing is to find work for those folks lest they find themselves with a lot of time on their hands, potentially fomenting unrest. Hence profitability takes a backseat to manufacturing volume and China finances our low yield curve, and thus our housing boom among other things, by buying lots of our bonds.

THE ADVISORS' INNER CIRCLE FUND                                   RHJ PORTFOLIOS


--------------------------------------------------------------------------------
It is generally agreed that this is unsustainable and the basic assumption is that the Yuan will be revalued versus the dollar peg by 5% or so in a controlled way. Our concern is that revaluations of this kind have been tried many times before and have almost always led to further revaluations which in this case could mean the dollar falling by a good bit more than the 5% everyone is currently assuming. Now, we can't say how far this will go, but our "imbalance" of payments issue with China goes well beyond a 5% fix. The dollar has fallen quite a bit against convertible currencies in the last year and there is evidence that the process of readjusting has already begun within China, but we don't think our markets are fully discounting this possibility yet. We can't say exactly where the yield curve would go at that time, but it would not be good for all sorts of sectors currently feeding off of our exceedingly low interest rate structure.

For our part, we will watch closely, but refrain from trying to profit directly from these scary possibilities, leaving that to the hedge fund gang. What we will do is continue to buy small and mid cap stocks that sell at PE's of less than one times their growth rate because if any of this stuff does hit the fan, the last place you want to be is in high PE or low quality equities.

Sincerely,

Rice Hall James & Associates, LLC





                       DEFINITION OF COMPARATIVE INDICES
                       ---------------------------------

50/50 BLENDED RUSSELL INDEX is a custom index created by averaging the returns of the Russell 2000 and the Russell Mid Cap Indices.

RUSSELL 2000 INDEX is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.

RUSSELL MIDCAP INDEX is an unmanaged index comprised of 800 stocks of U.S. companies with mid-market capitalization.

THE ADVISORS' INNER CIRCLE FUND                       RHJ SMALL/MID CAP
                                                      PORTFOLIO
                                                      APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 COMMON STOCK -- 92.7%
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                        ----------  ------------
BASIC INDUSTRIES -- 15.8%
   American Axle & Manufacturing Holdings* .....         108,900    $  4,189,383
   Autoliv .....................................          72,800       3,096,184
   Delta & Pine Land ...........................          93,550       2,269,523
   Hughes Supply ...............................          70,700       3,951,423
   Orbital Sciences* ...........................         174,100       2,242,408
   Republic Services ...........................         157,300       4,533,386
   Reynolds & Reynolds, Cl A ...................         147,100       4,201,176
   Valspar .....................................          64,200       3,187,530
                                                                    ------------
                                                                      27,671,013
                                                                    ------------
CAPITAL CONSTRUCTION -- 1.9%
   Oshkosh Truck ...............................          64,700       3,312,640
                                                                    ------------
CONSUMER DURABLES -- 3.5%
   Furniture Brands International ..............         100,800       2,836,512
   Jacuzzi Brands* .............................         382,900       3,346,546
                                                                    ------------
                                                                       6,183,058
                                                                    ------------
CONSUMER NON-DURABLES -- 10.5%
   American Greetings, Cl A* ...................         185,000       3,792,500
   American Italian Pasta, Cl A* ...............          29,590         916,106
   CBRL Group ..................................          87,600       3,289,380
   Landry's Restaurants ........................          66,200       2,216,376
   Smithfield Foods* ...........................         146,900       3,907,540
   Valassis Communications* ....................         134,700       4,162,230
                                                                    ------------
                                                                      18,284,132
                                                                    ------------
ENERGY RELATED -- 8.1%
   Key Energy Services* ........................         387,700       4,132,882
   National-Oilwell* ...........................          76,700       2,141,464
   Noble Energy ................................          94,600       4,361,060
   Tidewater ...................................         124,600       3,514,966
                                                                    ------------
                                                                      14,150,372
                                                                    ------------






THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       RHJ SMALL/MID CAP
                                                      PORTFOLIO
                                                      APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                          SHARES       VALUE
                                                         -------    ------------

HEALTH CARE -- 8.9%
   ICU Medical* ................................          74,400    $  2,482,728
   Invitrogen* .................................          34,200       2,470,266
   Odyssey HealthCare* .........................         137,400       2,309,694
   Pharmaceutical Product Development* .........          80,900       2,392,213
   Steris* .....................................         154,600       3,425,936
   US Oncology* ................................         165,400       2,464,460
                                                                    ------------
                                                                      15,545,297
                                                                    ------------
INSURANCE -- 4.5%
   Mercury General .............................          74,900       3,819,151
   Ohio Casualty* ..............................         210,000       4,120,200
                                                                    ------------
                                                                       7,939,351
                                                                    ------------
RETAIL -- 10.2%
   Carmax* .....................................          72,800       1,886,976
   Foot Locker .................................         139,100       3,338,400
   O'Reilly Automotive* ........................         102,700       4,610,203
   Reebok International Ltd. ...................         106,900       3,889,022
   Talbots .....................................         119,300       4,169,535
                                                                    ------------
                                                                      17,894,136
                                                                    ------------
SERVICES -- 15.3%
   ABM Industries ..............................          96,200       1,775,852
   BISYS Group* ................................         219,700       3,185,650
   Brink's .....................................         134,400       3,726,912
   CSG Systems International* ..................         204,000       3,425,160
   Fair Isaac ..................................          72,300       2,437,956
   MPS Group* ..................................         193,000       2,111,420
   RH Donnelley* ...............................          76,600       3,469,214
   Speedway Motorsports ........................         132,800       3,960,096
   United Stationers* ..........................          68,300       2,595,400
                                                                    ------------
                                                                      26,687,660
                                                                    ------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       RHJ SMALL/MID CAP
                                                      PORTFOLIO
                                                      APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES        VALUE
                                                        --------   ------------
TECHNOLOGY -- 11.9%
   Borland Software* ...........................         290,700   $  2,398,275
   eSpeed, Cl A* ...............................          97,700      1,719,520
   Gartner, Cl A* ..............................         128,600      1,535,484
   Ingram Micro, Cl A* .........................         175,200      2,093,640
   Integrated Circuit Systems* .................         134,400      3,183,936
   O2micro International Ltd.* .................         180,200      2,612,900
   Pec Solutions* ..............................         123,970      1,435,573
   Zebra Technologies, Cl A* ...................          78,600      5,760,594
                                                                   ------------
                                                                     20,739,922
                                                                   ------------
TRANSPORTATION -- 2.1%
   Werner Enterprises ..........................         183,700      3,672,163
                                                                   ------------
   TOTAL COMMON STOCK
      (Cost $136,403,666) ......................                    162,079,744
                                                                   ------------

--------------------------------------------------------------------------------
 SHORT-TERM INVESTMENTS -- 7.2%
--------------------------------------------------------------------------------
CASH EQUIVALENTS -- 7.2%
   HighMark Diversified Money Market Fund ......       7,078,142      7,078,142
   HighMark U.S. Government Money Market Fund ..       5,562,563      5,562,563
                                                                   ------------
   TOTAL SHORT-TERM INVESTMENTS
      (Cost $12,640,705) .......................                     12,640,705
                                                                   ------------
   TOTAL INVESTMENTS -- 99.9%
      (Cost $149,044,371) ......................                    174,720,449
                                                                   ------------

 OTHER ASSETS AND LIABILITIES -- 0.1%
   Investment Advisory Fees Payable ............                       (109,212)
   Administration Fees Payable .................                        (17,869)
   Trustees' Fees Payable ......................                         (3,191)
   Other Assets and Liabilities, Net ...........                        312,347
                                                                   ------------
   TOTAL OTHER ASSETS AND LIABILITIES ..........                        182,075
                                                                   ------------





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       RHJ SMALL/MID CAP
                                                      PORTFOLIO
                                                      APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------

                                                                         VALUE
                                                                   -------------
   Paid in Capital .............................................   $150,737,100
   Accumulated Net Investment Loss .............................       (436,683)
   Accumulated Net Realized Loss on Investments ................     (1,073,971)
   Net Unrealized Appreciation on Investments ..................     25,676,078
                                                                   ------------
   TOTAL NET ASSETS -- 100.0% ..................................   $174,902,524
                                                                   ============
    INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of Beneficial Interest
      (unlimited authorization -- no par value) ................     12,310,298
   NET ASSET VALUE, Offering and Redemption Price Per Share--
      Institutional Class ......................................         $14.21
                                                                         ======
  *  NON-INCOME PRODUCING SECURITY
 CL  CLASS
LTD. LIMITED








THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       RHJ MICRO CAP PORTFOLIO
                                                      APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 COMMON STOCK --  90.1%
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                      ----------    -----------
BANKS -- 2.7%
   Columbia Bancorp .................................     43,120   $    638,176
   First Financial Bancorp ..........................    126,600      2,154,732
   Itla Capital* ....................................     32,900      1,414,700
   Macatawa Bank ....................................      8,120        204,705
   Vail Banks .......................................     28,300        349,505
                                                                   ------------
                                                                      4,761,818
                                                                   ------------
BASIC INDUSTRIES -- 11.1%
   Actuant, Cl A* ...................................     23,400        799,812
   EDO ..............................................     91,300      2,072,510
   Gardner Denver* ..................................    135,700      3,558,054
   Orbital Sciences* ................................    402,500      5,184,200
   Spartech .........................................     75,400      1,719,874
   Stewart & Stevenson Services .....................    180,400      2,882,792
   Tetra Technologies* ..............................    132,400      3,165,684
                                                                   ------------
                                                                     19,382,926
                                                                   ------------
CAPITAL CONSTRUCTION -- 2.6%
   Comfort Systems USA* .............................    202,700      1,382,414
   ElkCorp ..........................................     59,400      1,646,568
   Levitt* ..........................................     65,100      1,484,280
                                                                   ------------
                                                                      4,513,262
                                                                   ------------
CONSUMER DURABLES -- 6.8%
   Champion Enterprises* ............................    346,700      3,775,563
   Digital Theater Systems* .........................     74,400      1,664,328
   Fleetwood Enterprises* ...........................    102,700      1,489,150
   Nautilus Group ...................................     96,000      1,543,680
   Palm Harbor Homes* ...............................     73,600      1,656,000
   Trex* ............................................     46,100      1,784,531
                                                                   ------------
                                                                     11,913,252
                                                                   ------------
CONSUMER NON-DURABLES -- 9.9%
   California Pizza Kitchen* ........................    127,900      2,687,179
   CKE Restaurants* .................................    301,000      3,160,500
   O'Charleys* ......................................    136,000      2,569,040
   RC2* .............................................     80,500      2,182,355
   Rubio's Restaurants* .............................     78,200        641,240


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       RHJ MICRO CAP PORTFOLIO
                                                      APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                        SHARES         VALUE
                                                      ----------   ------------
CONSUMER NON-DURABLES -- CONTINUED
   SunOpta* .........................................    198,000   $  1,859,220
   Topps ............................................    131,900      1,177,867
   Total Entertainment Rest* ........................    139,200      1,872,240
   Vail Resorts* ....................................     75,600      1,175,580
                                                                   ------------
                                                                     17,325,221
                                                                   ------------
ENERGY RELATED -- 4.5%
   Headwaters* ......................................    151,900      3,492,181
   Oil States International* ........................    186,100      2,519,794
   Range Resources ..................................    146,700      1,835,217
                                                                   ------------
                                                                      7,847,192
                                                                   ------------
HEALTH CARE -- 17.7%
   America Service Group* ...........................     51,100      1,875,370
   American Healthways* .............................     33,300        806,859
   Bradley Pharmaceuticals* .........................     68,200      1,788,204
   Bruker BioSciences* ..............................    291,300      1,511,847
   Cardiodynamics International* ....................    324,600      1,898,910
   Compex Technologies* .............................    324,700      1,888,455
   Gentiva Health Services* .........................     73,800      1,078,218
   Healthcare Services Group ........................     73,170      1,148,769
   HealthTronics Surgical Services* .................    112,270        799,362
   Icon Plc ADR* ....................................     42,730      1,704,927
   LabOne* ..........................................     39,900      1,178,646
   Merit Medical Systems* ...........................     71,288      1,119,935
   Noven Pharmaceuticals* ...........................    139,200      2,733,888
   Omnicell* ........................................     72,900      1,004,562
   Orthofix International* ..........................     34,200      1,539,000
   Providence Service* ..............................    103,500      1,992,893
   Synovis Life Technologies* .......................    178,300      2,852,800
   VistaCare* .......................................     30,200        760,738
   Vital Images* ....................................    181,200      2,011,320
   Wilson Greatbatch Technologies* ..................     31,200      1,076,400
                                                                   ------------
                                                                     30,771,103
                                                                   ------------
INSURANCE -- 0.4%
   Navigators Group* ................................     24,430        636,402
                                                                   ------------






THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       RHJ MICRO CAP PORTFOLIO
                                                      APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
 COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                      ----------   ------------
MISCELLANEOUS -- 0.9%
   Sunterra* ........................................    122,900   $  1,609,990
                                                                   ------------
RETAIL -- 3.8%
   America's Car Mart* ..............................     63,800      1,656,248
   Coldwater Creek* .................................     54,700      1,126,273
   Jakks Pacific* ...................................    113,500      1,971,495
   Party City* ......................................    114,500      1,904,135
                                                                   ------------
                                                                      6,658,151
                                                                   ------------
SERVICES -- 7.5%
   Autobytel* .......................................    220,000      2,059,200
   Carreker* ........................................    145,200      1,057,056
   Education Lending Group* .........................     79,240      1,257,539
   Firstservice* ....................................     45,300      1,008,831
   Jones Lang LaSalle* ..............................     39,300        927,873
   On Assignment* ...................................    198,000      1,009,800
   Portfolio Recovery Associates* ...................     99,010      2,644,557
   Scientific Games, Cl A* ..........................     94,400      1,702,976
   SYKES Enterprises* ...............................    252,100      1,378,987
                                                                   ------------
                                                                     13,046,819
                                                                   ------------
TECHNOLOGY -- 18.7%
   Artisan Components* ..............................     71,400      1,670,760
   Captaris* ........................................    560,600      3,100,118
   Captiva Software* ................................    160,760      1,734,601
   Datamirror* ......................................    181,200      1,919,089
   eSpeed, Cl A* ....................................     94,900      1,670,240
   FindWhat.com* ....................................     88,600      1,786,087
   GSI Lumonics* ....................................    299,300      4,061,501
   Mercury Computer Systems* ........................     68,100      1,525,440
   Online Resources* ................................    115,100        656,070
   Phoenix Technologies Ltd.* .......................    451,290      2,563,327
   Pinnacle Systems* ................................    290,600      2,287,022
   Pixelworks* ......................................     47,000        840,360
   Renaissance Learning* ............................     47,400      1,071,240
   ScanSoft* ........................................    204,400        993,384
   SYNNEX* ..........................................    116,600      1,969,374
   Teledyne Technologies* ...........................     75,900      1,440,582


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       RHJ MICRO CAP PORTFOLIO
                                                      APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                      ----------   ------------
TECHNOLOGY -- CONTINUED
   Transaction Systems Architects, Cl A* ............     34,100   $    723,943
   Verisity Ltd.* ...................................    141,000      1,071,600
   Verity* ..........................................    118,950      1,474,980
                                                                   ------------
                                                                     32,559,718
                                                                   ------------
TELECOMMUNICATIONS -- 0.7%
   Boston Communications Group* .....................    116,400      1,252,464
                                                                   ------------
TRANSPORTATION -- 2.8%
   Frontier Airlines* ...............................    154,800      1,405,584
   Marten Transport* ................................    100,237      1,742,119
   Old Dominion Freight Line* .......................     47,100      1,755,888
                                                                   ------------
                                                                      4,903,591
                                                                   ------------
   TOTAL COMMON STOCK
      (Cost $137,864,982) ...........................               157,181,909
                                                                   ------------
--------------------------------------------------------------------------------
 RIGHTS -- 0.0%
--------------------------------------------------------------------------------
   Hoenig Group Escrow Receipt*
      (Cost $0) .....................................     62,600         14,398
                                                                   ------------
--------------------------------------------------------------------------------
 SHORT-TERM INVESTMENTS -- 9.8%
--------------------------------------------------------------------------------
CASH EQUIVALENTS -- 9.8%
   HighMark 100% U.S. Treasury Money Market Fund ....  1,767,898      1,767,898
   HighMark Diversified Money Market Fund ...........  7,071,592      7,071,592
   HighMark U.S. Government Money Market Fund .......  7,071,593      7,071,593
   Union Bank of California Money Market Fund .......  1,245,355      1,245,355
                                                                   ------------
   TOTAL SHORT-TERM INVESTMENTs
      (Cost $17,156,438) ............................                17,156,438
                                                                   ------------
   TOTAL INVESTMENTs -- 99.9%
      (Cost $155,021,420) ..........................               174,352,745
                                                                   ------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                    RHJ MICRO CAP PORTFOLIO
                                                   APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------


                                                                       VALUE
                                                                   ------------

 OTHER ASSETS AND LIABILITIES -- 0.1%
   Investment Advisory Fees Payable ............................   $    (93,051)
   Administration Fees Payable .................................        (17,816)
   Trustees' Fees Payable ......................................         (2,981)
   Other Assets and Liabilities, Net ...........................        250,443
                                                                   ------------
   TOTAL OTHER ASSETS AND LIABILITIES ..........................        136,595
                                                                   ------------
--------------------------------------------------------------------------------
 NET ASSETS CONSISTS OF:
--------------------------------------------------------------------------------
   Paid in Capital .............................................    135,346,180
   Accumulated Net Investment Loss .............................       (605,932)
   Accumulated Net Realized Gain on Investments ................     20,417,767
   Net Unrealized Appreciation on Investments ..................      9,331,325
                                                                   ------------
   TOTAL NET ASSETS -- 100.0% ..................................   $174,489,340
                                                                   ============
   INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of Beneficial Interest
      (unlimited authorization -- no par value) ................      8,500,164
   NET ASSET VALUE, Offering and Redemption Price Per Share --
      Institutional Class ......................................         $20.53
                                                                         ======
*    NON-INCOME PRODUCING SECURITY
ADR  AMERICAN DEPOSITARY RECEIPT
 CL  CLASS
LTD. LIMITED
PLC  PUBLIC LIMITED COMPANY


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       RHJ PORTFOLIOS
                                                      FOR THE SIX MONTHS ENDED
                                                      APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
                                                      SMALL/MID CAP   MICRO CAP
                                                        PORTFOLIO     PORTFOLIO
                                                      -------------  -----------

INVESTMENT INCOME
Dividends ..........................................    $  387,005  $   225,102
Interest ...........................................        25,083       29,947
                                                        ----------  -----------
   TOTAL INCOME ....................................       412,088      255,049
                                                        ----------  -----------
EXPENSES
Investment Advisory Fees ...........................       669,376      586,517
Administration Fees ................................       100,406       93,842
Trustees' Fees .....................................         3,276        3,276
Shareholder Servicing Fees .........................        27,904      113,370
Transfer Agent Fees ................................        24,570       24,026
Printing Fees ......................................        11,648        8,736
Registration and Filing Fees .......................        10,873       10,534
Audit Fees .........................................         7,729        7,480
Legal Fees .........................................         6,370        5,485
Custodian Fees .....................................         6,471        5,478
Other Expenses .....................................         1,798        2,237
                                                        ----------  -----------
   NET EXPENSES BEFORE DIRECTED BROKERAGE ..........       870,421      860,981
                                                        ----------  -----------
Less:
Directed Brokerage -- Note 4 .......................       (21,650)          --
                                                        ----------  -----------
   NET EXPENSES AFTER DIRECTED BROKERAGE ...........       848,771      860,981
                                                        ----------  -----------
NET INVESTMENT LOSS ................................      (436,683)    (605,932)
                                                        ----------  -----------
NET REALIZED GAIN ON INVESTMENTS ...................     9,623,277   20,420,403
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
   ON INVESTMENTS ..................................       110,775   (4,766,338)
                                                        ----------  -----------
TOTAL NET GAIN ON INVESTMENTS ......................     9,734,052   15,654,065
                                                        ----------  -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    $9,297,369  $15,048,133
                                                        ==========  ===========

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.







THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                RHJ SMALL/MID CAP
                                                               PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                    SIX MONTHS
                                                      ENDED         YEAR ENDED
                                                  APRIL 30, 2004    OCTOBER 31,
                                                    (UNAUDITED)        2003
                                                  --------------    -----------

OPERATIONS:
   Net Investment Loss ..........................  $   (436,683)    $  (426,308)
   Net Realized Gain on Investments .............     9,623,277         561,570
   Net Change in Unrealized Appreciation ........
     on Investments .............................       110,775      30,290,387
                                                   ------------    ------------
   NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS ..................     9,297,369      30,425,649
                                                   ------------    ------------
CAPITAL SHARE TRANSACTIONS:
   Issued .......................................    38,439,249      69,870,671
   Redeemed .....................................   (19,459,307)    (35,025,465)
                                                   ------------    ------------
   NET INCREASE IN NET ASSETS FROM CAPITAL
     SHARE TRANSACTIONS .........................    18,979,942      34,845,206
                                                   ------------    ------------
   TOTAL INCREASE IN NET ASSETS .................    28,277,311      65,270,855
NET ASSETS:
   Beginning of Period ..........................   146,625,213      81,354,358
                                                   ------------    ------------
   End of Period (Including Accumulated Net
     Investment Loss of $436,683 and $0,
     respectively) ..............................  $174,902,524    $146,625,213
                                                   ============    ============
SHARE TRANSACTIONS:
   Issued .......................................     2,695,486       6,347,057
   Redeemed .....................................    (1,359,860)     (3,143,699)
                                                   ------------    ------------
   NET INCREASE IN SHARES OUTSTANDING FROM
     SHARE TRANSACTIONS .........................     1,335,626       3,203,358
                                                   ============    ============






THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                    RHJ MICRO CAP
                                                                   PORTFOLIO


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED        YEAR ENDED
                                                  APRIL 30, 2004   OCTOBER 31,
                                                    (UNAUDITED)        2003
                                                  --------------   -----------

OPERATIONS:
   Net Investment Loss ..........................  $   (605,932)   $   (785,863)
   Net Realized Gain on Investments .............    20,420,403      14,042,969
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments ..............    (4,766,338)     27,321,350
                                                   ------------    ------------
   NET INCREASE IN NET ASSETS RESULTING FROM
     OPERATIONS .................................    15,048,133      40,578,456
                                                   ------------    ------------
DISTRIBUTIONS:
   Net Realized Gain ............................    (3,886,283)             --
                                                   ------------    ------------
CAPITAL SHARE TRANSACTIONS:
   Issued .......................................    56,923,094      63,436,245
   In Lieu of Cash Distributions ................     3,858,580              --
   Redeemed .....................................   (26,412,062)    (41,814,244)
                                                   ------------    ------------
   NET INCREASE IN NET ASSETS FROM CAPITAL SHARE
     TRANSACTIONS ...............................    34,369,612      21,622,001
                                                   ------------    ------------
   TOTAL INCREASE IN NET ASSETS .................    45,531,462      62,200,457
NET ASSETS:
   Beginning of Period ..........................   128,957,878      66,757,421
                                                   ------------    ------------
   End of Period (Including Accumulated Net
     Investment Loss of $605,932 and $0,
     respectively) ..............................  $174,489,340    $128,957,878
                                                   ============    ============
SHARE TRANSACTIONS:
   Issued .......................................     2,774,222       4,324,098
   In Lieu of Cash Distributions ................       202,117              --
   Redeemed .....................................    (1,291,194)     (2,904,951)
                                                   ------------    ------------
   NET INCREASE IN SHARES OUTSTANDING FROM
     SHARE TRANSACTIONS .........................     1,685,145       1,419,147
                                                   ============    ============

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.






THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                RHJ SMALL/MID CAP
                                                               PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                SELECTED PER SHARE DATA & RATIOS
                                                                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
                                                                                  ----------------------------------------------
                                   SIX MONTHS
                                     ENDED
                                    APRIL 30,                                     YEARS ENDED OCTOBER 31,
                                      2004           ---------------------------------------------------------------------------
                                   (UNAUDITED)         2003           2002(1)            2001             2000            1999
                                   -----------       --------         --------         -------          -------          -------
Net Asset Value,
   Beginning of Period ..........   $  13.36         $  10.47         $ 12.36          $ 17.93          $ 12.89          $ 12.89
                                    --------         --------         --------         -------          -------          -------
Income (Loss) from
   Investment Operations:
Net Investment Loss .............      (0.04)(3)        (0.04)          (0.04)           (0.02)              --            (0.05)
   Net Realized and Unrealized
     Gain (Loss) ................       0.89(3)          2.93           (1.66)            0.04++           5.04             0.22
                                    --------         --------         --------         -------          -------          -------
   Total from Investment
     Operations .................       0.85(3)          2.89           (1.70)            0.02             5.04             0.17
                                    --------         --------         --------         -------          -------          -------
Dividends and Distributions:
   Net Investment Income ........         --               --              --            (0.00)#             --               --
   Net Realized Gain ............         --               --           (0.19)           (5.59)              --            (0.17)
                                    --------         --------         --------         -------          -------          -------
   Total Dividends and
     Distributions ..............         --               --           (0.19)           (5.59)              --            (0.17)
                                    --------         --------         --------         -------          -------          -------
   Net Asset Value, End of Period   $  14.21         $  13.36         $ 10.47          $ 12.36          $ 17.93          $ 12.89
                                    ========         ========         ========         =======          =======          =======
   TOTAL RETURN+ ................       6.36%**         27.60%         (14.07)%           1.06%(2)        39.10%(2)         1.31%(2)
                                    ========         ========         ========         =======          =======          =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) ..................   $174,903         $146,625         $81,354          $43,587          $21,207          $20,231
Ratio of Expenses to Average
   Net Assets ...................       1.02%*           1.00%           1.22%            1.25%            1.26%            1.25%
Ratio of Expenses to Average
   Net Assets
   (Excluding Directed Brokerage)       1.04%*           1.02%           1.22%            1.39%            1.67%            1.29%
Ratio of Net Investment Income
   (Loss) to Average
   Net Assets ...................      (0.52)%          (0.38)%         (0.48)%          (0.18)%           0.02%           (0.47)%
Portfolio Turnover Rate .........         28%              58%             64%              61%             119%              78%

  + RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.
 ++ THE AMOUNT SHOWN FOR THE YEAR ENDED OCTOBER 31, 2001 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD DOES NOT ACCORD WITH AGGREGATE NET LOSSES ON INVESTMENTS FOR THAT PERIOD BECAUSE OF THE SALES AND REPURCHASES OF THE PORTFOLIO SHARES IN RELATION TO FLUCTUATING MARKET VALUE OF THE INVESTMENTS OF THE PORTFOLIO.
  #  VALUE IS LESS THAN $0.01 PER SHARE.
  *  ANNUALIZED
 **  RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND'S RICE HALL JAMES SMALL/MID CAP PORTFOLIO ACQUIRED THE ASSETS AND LIABILITIES OF THE UAM RICE HALL JAMES SMALL/MID CAP PORTFOLIO, A SERIES OF THE UAM FUNDS, INC. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND'S RICE HALL JAMES SMALL/MID CAP PORTFOLIO PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM RICE HALL JAMES SMALL/MID CAP PORTFOLIO.
(2) TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND EXPENSES ASSUMED BY THE ADVISER DURING THE PERIODS INDICATED.
(3)  PER SHARE DATA CALCULATED USING AVERAGE SHARES METHOD.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 RHJ MICRO CAP
                                                                PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                SELECTED PER SHARE DATA & RATIOS
                                                                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
                                                                                  ----------------------------------------------
                                   SIX MONTHS
                                     ENDED
                                    APRIL 30,                                     YEARS ENDED OCTOBER 31,
                                      2004           ---------------------------------------------------------------------------
                                   (UNAUDITED)         2003            2002(1)           2001             2000             1999
                                   -----------       --------         --------         -------          -------          -------
Net Asset Value,
   Beginning of Period ..........   $  18.92          $  12.37          $ 15.57         $ 17.30          $ 16.06          $ 12.94
                                    --------         --------          -------         -------          -------          -------
Income (Loss) from
   Investment Operations:
Net Investment Loss .............      (0.08)(2)        (0.12)           (0.13)          (0.05)           (0.07)           (0.03)
   Net Realized and Unrealized
     Gain (Loss) ................       2.24(2)          6.67            (2.22)           0.71             3.98             3.15
                                    --------         --------          -------         -------          -------          -------
   Total from Investment
     Operations .................       2.16(2)          6.55            (2.35)           0.66             3.91             3.12
                                    --------         --------          -------         -------          -------          -------
Distributions:
   Net Realized Gain ............      (0.55)              --            (0.85)          (2.39)           (2.67)              --
                                    --------         --------          -------         -------          -------          -------
Net Asset Value, End
   of Period ....................   $  20.53         $  18.92          $ 12.37         $ 15.57          $ 17.30          $ 16.06
                                    ========         ========          =======         =======          =======          =======
   TOTAL RETURN+ ................      11.64%**         52.95%          (16.32)%          5.19%           27.02%           24.21%
                                    ========         ========         ========         =======          =======          =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) ..................   $174,489         $128,958          $66,757         $74,498          $62,158          $48,399
Ratio of Expenses to Average
   Net Assets ...................       1.10%*           1.13%            1.20%           1.21%            1.19%            1.29%
Ratio of Net Investment Loss
   to Average Net Assets ........      (0.78)%*         (0.89)%          (0.83)%         (0.34)%          (0.43)%          (0.67)%
Portfolio Turnover Rate .........         58%             121%             125%            148%             130%             132%

  + RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.
  *  ANNUALIZED
 **  RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND'S RICE HALL JAMES MICRO CAP PORTFOLIO ACQUIRED THE ASSETS AND LIABILITIES OF THE UAM RICE HALL JAMES MICRO CAP PORTFOLIO, A SERIES OF THE UAM FUNDS, INC. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND'S RICE HALL JAMES MICRO CAP PORTFOLIO PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM RICE HALL JAMES SMALL CAP PORTFOLIO.
(2)  PER SHARE DATA CALCULATED USING AVERAGE SHARES METHOD.


AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                   RHJ PORTFOLIOS


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 45 portfolios. The financial statements herein are those of the Rice Hall James Small/Mid Cap Portfolio and Rice Hall James Micro Cap Portfolio (the
"Portfolios"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The Portfolios' prospectus provides a description of the Portfolios' investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Portfolios.

     USE OF ESTIMATES -- The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Portfolios in the preparation of their financial statements. Accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, and for which quotations are readily available, are valued at the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on valuation date, or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. Investments in equity securities which are quoted on a national market system are valued at the official closing price, or if there is none, at the last sales price. If such prices are not available, the security will be valued at fair value as determined in good faith in accordance with procedures approved by the Trust's Board of Trustees. Redeemable securities issued by open-end investment companies are valued at the investment company's applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

THE ADVISORS' INNER CIRCLE FUND                                   RHJ PORTFOLIOS


--------------------------------------------------------------------------------

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed to a particular Portfolio are apportioned among the Portfolios of the Trust based on the number of Portfolios and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Each Portfolio distributes substantially all of its net investment income quarterly. Any realized net capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICING AND
   TRANSFER AGENT AGREEMENTS:

The Portfolios and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, plus $75,000 per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Portfolios' average daily net assets. For the six months ended April 30, 2004 the Rice Hall James Small/Mid Cap Portfolio and the Rice Hall James Micro Cap Portfolio paid the administrator 0.12% of average daily net assets.

The Rice Hall James Small/Mid Cap Portfolio directs certain portfolio trades to brokers who pay a portion of their expenses. Under this arrangement, the Portfolio had expenses reduced by $21,650, which was used to pay administration expenses. The effect on the Portfolio's expense ratio, as a percentage of the average net assets for the six months ended April 30, 2004 was 0.02%.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

THE ADVISORS' INNER CIRCLE FUND                                   RHJ PORTFOLIOS


--------------------------------------------------------------------------------

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of thePortfolio that are serviced by the financial representative. Such fees are paid by the Portfolio to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Portfolio's transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by Rice Hall James & Associates, LLC (the "Adviser").

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Portfolios under a transfer agency agreement with the Trust.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

Under the terms of an investment advisory agreement, the Adviser, an affiliate of Old Mutual (US) Holdings Inc., provides investment advisory services to the Rice Hall James Small/Mid Cap Portfolio and the Rice Hall James Micro Cap Portfolio at a fee calculated at an annual rate of 0.80% and 0.75% of the average daily net assets, respectively. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Rice Hall James Small/Mid Cap Portfolio's and the Rice Hall James Micro Cap Portfolio's total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.25% and 1.40% of average daily net assets, respectively.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Portfolios. The custodian plays no role in determining the investment policies of the Portfolios or which securities are to be purchased or sold by the Portfolios.

6. INVESTMENT TRANSACTIONS:

For the six months  ended  April 30,  2004,  the Rice Hall James  Small/Mid  Cap
Portfolio and the Rice Hall James Micro Cap Portfolio made purchases of $59,547,451 and $104,713,768 and sales of $44,719,818 and $84,647,796 of investment securities other than long-term U.S. Government and short-term securities, respectively. There were no purchases or sales of long-term U.S. Government securities.

THE ADVISORS' INNER CIRCLE FUND                                   RHJ PORTFOLIOS


--------------------------------------------------------------------------------
7. FEDERAL TAX INFORMATION:

It is each Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for net operating losses.

Permanent book and tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights.

The tax character of dividends and distributions paid during the last two years were as follows:
                            ORDINARY        LONG-TERM
RHJ PORTFOLIOS               INCOME        CAPITAL GAIN           TOTAL
--------------             ---------       ------------        -----------
Small/Mid Cap     2003     $      --        $        --        $        --
                  2002            --            763,782            763,782

Micro Cap         2003     $      --        $        --        $        --
                  2002       319,024          4,008,348          4,327,372

As of October 31, 2003, the components of Distributable Earnings were as follows:

                                                      RHJ PORTFOLIOS
                                           SMALL/MID CAP           MICRO CAP
                                           -------------          ------------
     Undistributed Ordinary Income         $         --           $ 1,930,862
     Undistributable Long-Term
        Capital Gain                                 --             1,955,033
     Capital Loss Carryforwards
        (Expiring October 31, 2010)         (10,655,881)                   --
     Unrealized Appreciation                 25,523,936            24,095,415
                                           ------------           -----------
     Total Distributable Earnings          $ 14,868,055           $27,981,310
                                           ============           ===========


For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolio that may be carried forward for a maximum period of eight years and applied against future capital gains. During the year ended October 31, 2003, the RHJ Small/Mid Cap Portfolio and the RHJ Micro Cap Portfolio utilized $505,715 and $9,339,218, respectively, of capital loss carryforwards to offset capital gains.

THE ADVISORS' INNER CIRCLE FUND                                   RHJ PORTFOLIOS


--------------------------------------------------------------------------------
The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Portfolios at April 30, 2004, were as follows:

                        FEDERAL       APPRECIATED   DEPRECIATED  NET UNREALIZED
RHJ PORTFOLIOS          TAX COST      SECURITIES    SECURITIES   APPRECIATION
--------------        ------------    -----------   -----------  ------------
Small/Mid Cap         $149,044,371    $30,311,655   $(4,635,577)  $25,676,078
Micro Cap              155,021,420     25,895,564    (6,564,239)   19,331,325

8. OTHER:

At April 30, 2004,  the  percentage of total shares  outstanding  held by record
shareholders   each  owning  10%  or  greater  of  the  aggregate  total  shares outstanding for each Portfolio was as follows:
                                                        NO. OF            %
RHJ PORTFOLIOS                                       SHAREHOLDERS     OWNERSHIP
--------------                                      --------------    ---------
Small/Mid Cap .....................................       3              48%
Micro Cap .........................................       2              75%

In the normal course of business, the Portfolios enter into contracts that provide general indemnifications. The Portfolios' maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

                                     NOTES

                                     NOTES

                         THE RICE HALL JAMES PORTFOLIOS
                                P.O. Box 219009
                             Kansas City, MO 64121
                                  866-474-5669

                                    ADVISER:
                       Rice Hall James & Associates, LLC
                         600 West Broadway, Suite 1000
                              San Diego, CA 92101

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                     SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                          Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004







    This information must be preceded or accompanied by a current prospectus for the Portfolios described.

RHJ-SA-001-0300

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment management companies.

ITEM 6.  (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment management companies.

ITEM 8. PURCHASERS OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 11.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                 SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                The Advisors' Inner Circle Fund


By (Signature and Title)*             __________________________
                                      James F. Volk, President

Date 6/25/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*             /s/ James F. Volk
                                      ------------------------
                                      James F. Volk, President

Date 6/25/04


By (Signature and Title)*             /s/ Jennifer E. Spratley
                                      ------------------------
                                      Jennifer E. Spratley, Controller and Chief
                                      Financial Officer

Date 6/25/04
* Print the name and title of each signing officer under his or her signature.